Long-Term Debt - Revolvers - Additional Information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) vessel subsidiary credit_facility	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Line of credit facility, borrowing capacity, reduction for remainder of year	$ 61.0
Line of credit facility, borrowing capacity, reduction in year two	405.2
Line of credit facility, borrowing capacity, reduction in year three	$ 373.1
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
First-priority Mortgages
Debt Instrument [Line Items]
Number Of Vessels | vessel	2
Number of subsidiaries | subsidiary	2
Revolving Credit Facilities
Debt Instrument [Line Items]
Line of credit facility, borrowing capacity, reduction for remainder of year	$ 11.8
Line of credit facility, borrowing capacity, reduction in year two	24.4
Line of credit facility, borrowing capacity, reduction in year three	$ 330.4
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 366.6	$ 378.2
Undrawn amount of revolving credit facilities	$ 80.0	$ 166.2
Revolving Credit Facilities | Line of Credit | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	1.40%
Revolving Credit Facilities | Line of Credit | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	2.25%